Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

4.                                                        Inventories

	December 31,	December 31,
	2012	2011
Raw materials	$1,299,019	$3,230,727
Work in progress	971,404	446,468
Finished goods	8,259,053	4,436,233
Inventories	$10,529,476	$8,113,428

For the year ended December 31, 2012, the Company charged idle capacity of $3,140,091 (2011- $1,205,179, 2010 - $297,623) to cost of sales.

In 2012, 2011, 2010, the cost of sales includes inventory provision of $3,479,453, $4,034,169 and $6,805,541, respectively.